Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Reconciliation of The Beginning And Ending Amount of Liabilities Associated With Uncertain Tax Positions [Abstract]
Schedule of Income Tax Provision	The income tax provision consists of the following components:
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Current:
Federal	$-	$-	$-
State	-	-	-
Foreign	94,947	255,805	-
Total current income tax expenses, continuing operations	94,947	255,805	-
Current income tax expenses, discontinued operations	-	-	-
Total current	$94,947	$255,805	-

Deferred:
Federal	$-	$-	-
State	-	-	-
Foreign	-	-	-
Total deferred income tax expenses, continuing operations	-	-	-
Deferred income tax expenses, discontinued operations	-	-	-
Total deferred	$-	$-	-
Total income tax expense	$94,947	$255,805	-

Schedule of Effective Tax Rate for the Continuing Operations	The effective tax rate for the continuing operations was (5.90)%, (2.6)% and nil% for the years ended December 31, 2023, 2022 and 2021, respectively.
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Profit/(Loss) before income tax expense	$(1,610,047)	$(9,385,293)	$(13,478,704)
Computed tax benefit with statutory tax rate	(338,110)	(1,970,912)	(2,982,746)
Impact of different tax rates in other jurisdictions	(52,799)	(96,669)	(1,384)
Tax effect of non-deductible expenses	-	-	775
Previous years unrecognized tax effects			(95,757)
Changes in valuation allowance	485,856	2,323,386	3,079,112
Total income tax expense	$94,947	$255,805	-
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Loss before income tax expense	$(21,946)	$(712,414)	$(16,594,807)
Computed tax benefit with statutory tax rate	(4,608)	(149,606)	(3,332,691)
Impact of different tax rates in other jurisdictions	(988)	(32,059)	(81,864)
Effect of preferred tax rate	3,621	117,548	2,136,292
Tax effect of non-deductible expenses	-	-	1,370,731
Previous years unrecognized tax effects	-	-	(3,442)
Changes in valuation allowance	1,975	64,117	(89,026)
Total income tax expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities
	As of December 31,	As of December 31,
	2023	2022
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for impairment loss	-	1,533,964
Unvested restricted shares	-	-
Total deferred tax assets	-	1,533,964
Less: valuation allowance	-	(1,533,964)
Total Deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-
	As of December 31,	As of December 31,
	2023	2022
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	-	10,914
Total deferred tax assets	-	10,914
Less: valuation allowance	-	(10,914)
Total Deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Schedule of Uncertain Tax Positions	The reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:
	December 31, 2023	December 31, 2022
Uncertain tax liabilities, beginning of period, discontinued operations	$-	$-
Additions for tax position of current period	-	-
Settlements with tax authority during current year	-	-
Uncertain tax liabilities, end of period, discontinued operations	$-	$-